Inventory	12 Months Ended
Dec. 31, 2025
Inventory [Abstract]
Inventory

Note 3 - Inventory

As of December 31, 2025 and 2024, inventory consisted of raw materials, subassemblies to be used in the assembly of TAEUS systems, and finished goods. As of December 31, 2025 and 2024, the Company had no orders pending for the sale of a TAEUS system.

As of December 31, 2025 and 2024, the Company had recorded inventory reserves totaling $0 and $2,525,179, respectively.

As of December 31, 2025 and 2024, the Company had inventory valued at $0 and $0, respectively.